Operations and principal activities - Reorganization (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	May 31, 2019 USD ($) Vote $ / shares shares	May 31, 2019 CNY (¥) Vote shares	Aug. 31, 2018 Vote	Apr. 30, 2014 shareholder $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Jan. 31, 2018 shares	Aug. 22, 2014 $ / shares shares
Operations and Reorganization [Line Items]
Authorized shares (in shares)					850,000,000			200,000,000
Ordinary shares reserved for granting options									3,200,000
Authorized share capital | $					$ 425
Beijing So-Young Technology Co., Ltd. ("Beijing So-Young")
Operations and Reorganization [Line Items]
Number of shareholders | shareholder				3
Authorized shares (in shares)				100,000,000
Par value (in dollars per share) | $ / shares				$ 0.0005
IPO
Operations and Reorganization [Line Items]
Proceeds from Issuance of Common Stock	$ 187,500	¥ 1,267			$ 187,500	¥ 1,267
Series A convertible redeemable preferred shares
Operations and Reorganization [Line Items]
Convertible redeemable preferred shares issued (in shares)					0		8,000,000		8,000,000
Convertible redeemable preferred shares issue price (in dollars per share) | $ / shares									$ 0.40
Number of shares redesignated					(8,000,000)	(8,000,000)
Class A ordinary shares
Operations and Reorganization [Line Items]
Authorized shares (in shares)					750,000,000
Par value (in dollars per share) | $ / shares					$ 0.0005
Stock Issued During Period, Shares, New Issues	11,500,000	11,500,000
Number of shares redesignated	66,613,419	66,613,419
Class A ordinary shares | IPO
Operations and Reorganization [Line Items]
Stock Issued During Period, Shares, New Issues	11,500,000	11,500,000
Class B ordinary shares
Operations and Reorganization [Line Items]
Authorized shares (in shares)					20,000,000
Par value (in dollars per share) | $ / shares					$ 0.0005
Number of shares redesignated	12,000,000	12,000,000
Number of votes per share | Vote	30	30	1
Ordinary shares, undesignated
Operations and Reorganization [Line Items]
Authorized shares (in shares)					80,000,000
Par value (in dollars per share) | $ / shares					$ 0.0005
ADS | IPO
Operations and Reorganization [Line Items]
Stock Issued During Period, Shares, New Issues	14,950,000	14,950,000
Share Price | $ / shares	$ 13.80